Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Events

Note 36 Subsequent Events

a)	At the extraordinary board meeting of the Company’s Board held on January 21, 2026, Mr. Francisco Pérez Mackenna resigned to his position as Chairman and director, effective January 31, 2026. In addition, the Board of Directors of the Company appointed Mr. Macario Valdés Raczynski as replacement director, who assumed the position on February 1, 2026, with the entire Board to be renewed at the next Ordinary Shareholders´Meeting, in accordance with the provisions of Article 32 of Law No. 18,046 on Corporations. Finally, the Board agreed to appoint Mr. Pablo Granifo Lavín as the new Chairman of the Board, who assumed this new position once the resignation of Mr. Francisco Pérez Mackenna became effective.

b)	The Consolidated Financial Statements of CCU S.A. and subsidiaries as of December 31, 2025 have been approved by the Board of Directors on February 24, 2026.

c)	After December 31, 2025 and up to the date of issue of these Consolidated Financial Statements, there are no other financial or other matters known that could significantly affect the interpretation of these Consolidated Financial Statements.